Fair Value Measurements (Details) - Schedule of available-for-sale marketable securities current - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Matures within one year:
Amortized cost	$ 127,471	$ 49,057
Gross unrealized gain	620	29
Gross unrealized loss	(131)	(502)
Fair value	127,960	48,584
Matures within one year: Corporate debentures [Member]
Matures within one year:
Amortized cost	27,624	3,999
Gross unrealized gain	24
Gross unrealized loss	(11)	(18)
Fair value	27,637	3,981
Matures within one year, Government debentures [Member]
Matures within one year:
Amortized cost	4,930
Fair value	4,930
Matures within one year [Member]
Matures within one year:
Amortized cost	32,554	3,999
Gross unrealized gain	24
Gross unrealized loss	(11)	(18)
Fair value	32,567	3,981
Matures after one year through three years: Corporate debentures [Member]
Matures within one year:
Amortized cost	91,887	33,698
Gross unrealized gain	575	29
Gross unrealized loss	(117)	(346)
Fair value	92,345	33,381
Matures after one year through three years: Government debentures [Member]
Matures within one year:
Amortized cost	3,030	11,360
Gross unrealized gain	21
Gross unrealized loss	(3)	(138)
Fair value	3,048	11,222
Matures after one year through three years [Member]
Matures within one year:
Amortized cost	94,917	45,058
Gross unrealized gain	596	29
Gross unrealized loss	(120)	(484)
Fair value	$ 95,393	$ 44,603